Summary of Material Accounting Policies - Consolidated Income Statements (Details) - PHP (₱) ₱ / shares in Units, ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Income Statements [Line Items]
Other expenses - net	₱ 12,658	₱ 9,943	₱ 5,984
Income before income tax from continuing operations	37,690	40,544	34,710
Provision for income tax	8,821	9,601	9,170
Net income from continuing operations/Net income	28,869	30,943	25,540
Net income attributable to equity holders of PLDT	₱ 28,662	₱ 30,695	₱ 25,289
Earnings per share attributable to common equity holders of PLDT (Basic)	₱ 132.38	₱ 141.8	₱ 116.77
Earnings per share attributable to common equity holders of PLDT (Diluted)	132.38	141.8	116.77
Earnings per share from continuing operations attributable to common equity holders of PLDT (Basic)	132.38	141.8	116.96
Earnings per share from continuing operations attributable to common equity holders of PLDT (Diluted)	₱ 132.38	₱ 141.8	₱ 116.96
As Reported [Member]
Consolidated Income Statements [Line Items]
Other expenses - net		₱ 7,794	₱ 4,217
Income before income tax from continuing operations		42,693	36,477
Provision for income tax		10,138	9,612
Net income from continuing operations/Net income		32,555	26,865
Net income attributable to equity holders of PLDT		₱ 32,307	₱ 26,614
Earnings per share attributable to common equity holders of PLDT (Basic)		₱ 149.26	₱ 122.91
Earnings per share attributable to common equity holders of PLDT (Diluted)		149.26	122.91
Earnings per share from continuing operations attributable to common equity holders of PLDT (Basic)		149.26	123.1
Earnings per share from continuing operations attributable to common equity holders of PLDT (Diluted)		₱ 149.26	₱ 123.1
Adjustment [Member]
Consolidated Income Statements [Line Items]
Other expenses - net		₱ 2,149	₱ 1,767
Income before income tax from continuing operations		(2,149)	(1,767)
Provision for income tax		(537)	(442)
Net income from continuing operations/Net income		(1,612)	(1,325)
Net income attributable to equity holders of PLDT		₱ (1,612)	₱ (1,325)
Earnings per share attributable to common equity holders of PLDT (Basic)		₱ (7.46)	₱ (6.14)
Earnings per share attributable to common equity holders of PLDT (Diluted)		(7.46)	(6.14)
Earnings per share from continuing operations attributable to common equity holders of PLDT (Basic)		(7.46)	(6.14)
Earnings per share from continuing operations attributable to common equity holders of PLDT (Diluted)		₱ (7.46)	₱ (6.14)